REVENUES (Details) (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues	$ 2,499.1	$ 6,551.9	$ 7,759.1	$ 11,760.6	$ 24,468.9	$ 27,164.0	$ 21,772.4
Deferred revenue	18.1		18.1		17.0	17.1
Gasoline and distillates
Revenues	2,035.9	5,570.7	6,606.3	10,003.7	21,278.4	23,032.6	18,316.1
Feedstocks and other
Revenues	215.3	203.9	526.6	404.6	806.9	1,374.2	1,218.4
Asphalt and blackoils
Revenues	164.1	531.8	371.1	884.8	1,426.4	1,592.9	1,162.3
Chemicals
Revenues	45.5	177.6	158.3	329.3	682.3	842.8	770.5
Lubricants
Revenues	$ 38.3	$ 67.9	$ 96.8	$ 138.2	$ 274.9	$ 321.5	$ 305.1